Transfers and Servicing of Financial Assets - Hypothetical Effect of an Adverse Change in Key Assumptions (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Transfers and Servicing [Abstract]
Impact of discount rate + 1%	$ (6,737,000)	$ (2,071,000)	$ (935,000)
Impact of discount rate + 2%	(12,876,000)	(3,953,000)	(1,785,000)
Impact of discount rate + 3%	(18,488,000)	(5,671,000)
Impact of prepayment speed * 105%	(2,777,000)	(1,278,000)	(266,000)
Impact of prepayment speed times 105% - percentage	5.00%	5.00%	5.00%
Impact of prepayment speed * 110%	(5,465,000)	(2,505,000)	(526,000)
Impact of prepayment speed * 120%	(10,591,000)	(4,819,000)
Impact of cost of servicing * 105%	(947,000)	(415,000)	(279,000)
Impact of prepayment speed times 105% - percentage	5.00%	5.00%	5.00%
Impact of cost of servicing * 110%	(1,894,000)	(830,000)	(558,000)
Impact of cost of servicing * 120%	$ (3,789,000)	$ (1,659,000)